Segment Information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025 Segment
Segment Information [Abstract]
Segment CODM, description	The Company’s CODM has been identified as the Chief Financial Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance.	The Company’s CODM has been identified as the Chief Financial Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Financial Officer	Chief Financial Officer [Member]
Number of reportable segment	1	1